Fair Value of Financial Instruments - Schedule of Fair Value of the Derivative Liability (Details) - Embedded Derivative Financial Instruments [Member]	Jun. 30, 2026	Dec. 31, 2025
Term, in years [Member]
Discount factor
Expected volatility [Member]
Discount factor	132.9
Risk-free interest rate [Member]
Discount factor
Expected dividend yield [Member]
Discount factor	0
Continuous discount rate [Member]
Discount factor
Discount factor [Member]
Discount factor
Minimum [Member] | Term, in years [Member]
Discount factor	0.5	0.91
Minimum [Member] | Expected volatility [Member]
Discount factor		105.6
Minimum [Member] | Risk-free interest rate [Member]
Discount factor	3.9	3.45
Minimum [Member] | Continuous discount rate [Member]
Discount factor	21.17	14.21
Minimum [Member] | Discount factor [Member]
Discount factor	0.72	0.81
Maximum [Member] | Term, in years [Member]
Discount factor	1.58	1.5
Maximum [Member] | Expected volatility [Member]
Discount factor		123.9
Maximum [Member] | Risk-free interest rate [Member]
Discount factor	3.99	3.65
Maximum [Member] | Continuous discount rate [Member]
Discount factor	21.92	16.85
Maximum [Member] | Discount factor [Member]
Discount factor	0.98	0.96